UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

January 31, 2011

1.813030.106

CAF-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.4%
Auto Components - 0.5%
Gentex Corp.	890,773	$ 28,567
Automobiles - 1.9%
Ford Motor Co. (a)	1,880,632	29,996
General Motors Co.	494,844	18,057
Harley-Davidson, Inc.	1,435,200	56,906
		104,959
Diversified Consumer Services - 2.5%
Career Education Corp. (a)	1,359,273	30,502
Corinthian Colleges, Inc. (a)(d)	1,880,638	9,930
DeVry, Inc.	755,887	39,389
ITT Educational Services, Inc. (a)(d)	932,101	61,370
Sotheby's Class A (ltd. vtg.)	35,200	1,419
		142,610
Hotels, Restaurants & Leisure - 4.6%
Accor SA	742,295	33,941
Marriott International, Inc. Class A	657,104	25,949
McDonald's Corp.	841,330	61,981
Paddy Power PLC (Ireland)	1,188,758	46,869
Starbucks Corp.	791,812	24,966
Starwood Hotels & Resorts Worldwide, Inc.	1,139,799	67,214
		260,920
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (a)	285,000	16,202
Media - 8.4%
CBS Corp. Class B	1,682,625	33,366
Interpublic Group of Companies, Inc. (a)	5,038,176	53,858
Kabel Deutschland Holding AG	1,285,857	64,780
News Corp. Class A	791,806	11,893
The Walt Disney Co.	2,393,000	93,016
Viacom, Inc. Class B (non-vtg.)	494,911	20,564
Virgin Media, Inc. (d)	7,959,435	200,259
		477,736
Multiline Retail - 0.3%
Retail Ventures, Inc. (a)	1,035,657	15,618
Specialty Retail - 4.9%
American Eagle Outfitters, Inc.	1,385,716	20,037
Bed Bath & Beyond, Inc. (a)	1,336,069	64,131
Chico's FAS, Inc.	2,771,449	30,264
DSW, Inc. Class A (a)(d)	662,321	22,049
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	976,008	$ 21,775
Tiffany & Co., Inc.	544,305	31,640
TJX Companies, Inc.	1,583,638	75,049
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	337,359	12,496
		277,441
Textiles, Apparel & Luxury Goods - 3.0%
Coach, Inc.	841,264	45,504
Phillips-Van Heusen Corp.	859,100	50,146
Polo Ralph Lauren Corp. Class A	197,900	21,211
Quiksilver, Inc. (a)	1,484,703	6,637
Timberland Co. Class A (a)	478,110	12,780
VF Corp.	430,230	35,589
		171,867
TOTAL CONSUMER DISCRETIONARY		1,495,920
CONSUMER STAPLES - 2.5%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	593,922	32,767
The Coca-Cola Co.	445,366	27,991
		60,758
Food & Staples Retailing - 0.6%
Walgreen Co.	791,785	32,020
Household Products - 0.5%
Procter & Gamble Co.	494,861	31,241
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	207,874	16,734
TOTAL CONSUMER STAPLES		140,753
ENERGY - 7.9%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)	790,800	31,964
Baker Hughes, Inc.	296,962	20,345
Cameron International Corp. (a)	296,900	15,825
National Oilwell Varco, Inc.	544,399	40,231
		108,365
Oil, Gas & Consumable Fuels - 6.0%
BP PLC sponsored ADR	742,352	35,239
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	692,833	$ 65,771
Occidental Petroleum Corp.	773,352	74,768
Petroplus Holdings AG	1,385,665	22,704
Repsol YPF SA	593,881	18,691
Royal Dutch Shell PLC Class A sponsored ADR	1,583,546	112,416
Valero Energy Corp.	494,912	12,551
		342,140
TOTAL ENERGY		450,505
FINANCIALS - 9.2%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	494,869	30,509
Charles Schwab Corp.	890,809	16,079
Franklin Resources, Inc.	69,325	8,364
Invesco Ltd.	296,900	7,345
Janus Capital Group, Inc.	1,977,543	25,530
Morgan Stanley	791,843	23,280
State Street Corp.	148,500	6,938
TD Ameritrade Holding Corp.	346,800	7,082
		125,127
Commercial Banks - 2.3%
Comerica, Inc.	1,325,703	50,642
SVB Financial Group (a)	590,894	31,004
U.S. Bancorp, Delaware	494,845	13,361
Wells Fargo & Co.	1,088,711	35,296
		130,303
Consumer Finance - 0.3%
Green Dot Corp. (d)	99,801	6,278
SLM Corp. (a)	791,816	11,410
		17,688
Diversified Financial Services - 2.5%
Bank of America Corp.	1,484,600	20,384
Citigroup, Inc. (a)	8,908,000	42,937
CME Group, Inc.	169,054	52,163
JPMorgan Chase & Co.	593,874	26,689
		142,173
Insurance - 0.5%
Lincoln National Corp.	890,820	25,691
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.3%
Weyerhaeuser Co.	593,866	$ 13,766
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc. Class A (a)	2,844,467	63,119
Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc. (a)	38,100	1,067
TOTAL FINANCIALS		518,934
HEALTH CARE - 4.2%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	173,985	14,583
Biogen Idec, Inc. (a)	780,043	51,069
InterMune, Inc. (a)	128,200	4,791
		70,443
Health Care Equipment & Supplies - 1.3%
C. R. Bard, Inc.	118,800	11,209
Edwards Lifesciences Corp. (a)	712,600	60,065
		71,274
Health Care Providers & Services - 1.4%
ExamWorks Group, Inc. (a)	263,952	5,775
Express Scripts, Inc. (a)	692,798	39,025
Medco Health Solutions, Inc. (a)	593,897	36,240
		81,040
Health Care Technology - 0.1%
Transcend Services, Inc. (a)	344,983	6,358
Pharmaceuticals - 0.2%
Shire PLC	395,900	10,445
TOTAL HEALTH CARE		239,560
INDUSTRIALS - 24.3%
Aerospace & Defense - 1.1%
Bombardier, Inc. Class B (sub. vtg.)	1,979,600	11,271
GeoEye, Inc. (a)	526,888	21,033
United Technologies Corp.	395,924	32,189
		64,493
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	1,976,893	14,629
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 9.3%
Delta Air Lines, Inc. (a)	4,980,841	$ 58,126
Ryanair Holdings PLC sponsored ADR	517,206	15,806
United Continental Holdings, Inc. (a)(d)	14,152,306	359,465
US Airways Group, Inc. (a)(d)(e)	9,360,788	92,859
		526,256
Building Products - 0.1%
Ameresco, Inc. Class A (a)	269,246	4,171
Commercial Services & Supplies - 0.9%
EnerNOC, Inc. (a)(d)	296,904	7,725
Pitney Bowes, Inc. (d)	1,262,124	30,644
Stericycle, Inc. (a)	138,600	10,879
		49,248
Construction & Engineering - 2.9%
Fluor Corp.	692,867	47,939
Foster Wheeler Ag (a)	1,162,572	42,794
Jacobs Engineering Group, Inc. (a)	742,277	38,131
Shaw Group, Inc. (a)	902,512	34,088
		162,952
Electrical Equipment - 1.7%
Emerson Electric Co.	1,138,332	67,025
GrafTech International Ltd. (a)	1,005,219	21,110
II-VI, Inc. (a)	173,288	8,557
		96,692
Industrial Conglomerates - 1.1%
General Electric Co.	1,484,661	29,901
Textron, Inc.	1,314,867	34,568
		64,469
Machinery - 3.8%
ArvinMeritor, Inc. (a)	692,800	15,145
Chart Industries, Inc. (a)	488,594	17,746
Cummins, Inc.	197,978	20,962
Danaher Corp.	376,133	17,325
Fiat Industrial SpA (a)	1,187,800	16,074
Greenbrier Companies, Inc. (a)	434,538	10,286
Titan International, Inc. (d)	1,383,974	26,296
Trinity Industries, Inc.	834,549	23,276
WABCO Holdings, Inc. (a)	1,133,156	66,176
		213,286
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.6%
IHS, Inc. Class A (a)	246,710	$ 20,220
Robert Half International, Inc.	395,954	12,417
		32,637
Road & Rail - 2.6%
Norfolk Southern Corp.	544,378	33,310
Union Pacific Corp.	1,237,230	117,079
		150,389
TOTAL INDUSTRIALS		1,379,222
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 1.1%
Ciena Corp. (a)(d)	1,071,870	23,613
Juniper Networks, Inc. (a)	1,088,777	40,415
		64,028
Computers & Peripherals - 5.0%
Apple, Inc. (a)	613,633	208,218
EMC Corp. (a)	1,286,705	32,026
NetApp, Inc. (a)	742,382	40,631
		280,875
Electronic Equipment & Components - 0.1%
LeCroy Corp. (a)	237,100	3,094
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	296,870	21,657
Paychex, Inc.	1,336,130	42,756
		64,413
Semiconductors & Semiconductor Equipment - 3.2%
ANADIGICS, Inc. (a)	808,452	5,522
Broadcom Corp. Class A	593,895	26,779
Fairchild Semiconductor International, Inc. (a)	1,682,645	29,951
KLA-Tencor Corp.	148,500	6,546
Linear Technology Corp.	791,800	27,547
Microchip Technology, Inc. (d)	791,800	28,877
NVIDIA Corp. (a)	1,484,842	35,517
Texas Instruments, Inc.	692,843	23,494
		184,233
Software - 1.9%
Ariba, Inc. (a)	2,380,969	66,881
ebix.com, Inc. (a)(d)	531,531	11,986
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
FactSet Research Systems, Inc.	103,706	$ 10,454
Solera Holdings, Inc.	344,500	18,028
		107,349
TOTAL INFORMATION TECHNOLOGY		703,992
MATERIALS - 3.3%
Chemicals - 0.2%
PPG Industries, Inc.	99,000	8,344
Valspar Corp.	101,000	3,774
		12,118
Metals & Mining - 3.1%
Freeport-McMoRan Copper & Gold, Inc.	282,382	30,709
Steel Dynamics, Inc.	1,286,724	23,418
United States Steel Corp. (d)	2,127,980	122,721
		176,848
TOTAL MATERIALS		188,966
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.1%
Iliad Group SA	191,005	20,278
Telefonica SA sponsored ADR	989,800	24,874
Telenet Group Holding NV (d)	395,880	15,579
		60,731
Wireless Telecommunication Services - 3.6%
Clearwire Corp. Class A (a)(d)	4,783,479	25,305
Sprint Nextel Corp. (a)	39,459,307	178,356
		203,661
TOTAL TELECOMMUNICATION SERVICES		264,392
TOTAL COMMON STOCKS (Cost $4,936,336)		5,382,244
Money Market Funds - 7.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	65,690,860	$ 65,691
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	338,720,961	338,721
TOTAL MONEY MARKET FUNDS (Cost $404,412)		404,412
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $5,340,748)		5,786,656
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(116,517)
NET ASSETS - 100%		$ 5,670,139
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 125
Fidelity Securities Lending Cash Central Fund	495
Total	$ 620
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Transcend Services, Inc.	$ 10,894	$ -	$ 4,667	$ -	$ -
US Airways Group, Inc.	117,710	4,992	12,328	-	92,859
Total	$ 128,604	$ 4,992	$ 16,995	$ -	$ 92,859
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,495,920	$ 1,495,920	$ -	$ -
Consumer Staples	140,753	107,986	32,767	-
Energy	450,505	431,814	18,691	-
Financials	518,934	518,934	-	-
Health Care	239,560	229,115	10,445	-
Industrials	1,379,222	1,379,222	-	-
Information Technology	703,992	703,992	-	-
Materials	188,966	188,966	-	-
Telecommunication Services	264,392	264,392	-	-
Money Market Funds	404,412	404,412	-	-
Total Investments in Securities:	$ 5,786,656	$ 5,724,753	$ 61,903	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $5,353,982,000. Net unrealized appreciation aggregated $432,674,000, of which $727,335,000 related to appreciated investment securities and $294,661,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund -
Disciplined Equity Fund
Class K
Class F

January 31, 2011

1.813012.106

FDE-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 1.4%
TRW Automotive Holdings Corp. (a)	2,550,356	$ 152,154
Automobiles - 1.4%
Bayerische Motoren Werke AG (BMW)	700,000	53,741
Ford Motor Co. (a)	6,600,000	105,270
		159,011
Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp. (a)	600,000	27,894
Media - 0.6%
Comcast Corp. Class A (special) (non-vtg.)	1,500,000	32,160
Interpublic Group of Companies, Inc. (a)	2,500,000	26,725
Valassis Communications, Inc. (a)	350,000	10,619
		69,504
Multiline Retail - 1.8%
Macy's, Inc.	8,800,000	203,720
Specialty Retail - 1.6%
Best Buy Co., Inc.	5,400,000	183,600
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	500,000	27,045
NIKE, Inc. Class B	300,000	24,744
Phillips-Van Heusen Corp.	1,620,000	94,559
VF Corp.	600,000	49,632
Warnaco Group, Inc. (a)	200,000	10,216
		206,196
TOTAL CONSUMER DISCRETIONARY		1,002,079
CONSUMER STAPLES - 10.2%
Beverages - 4.0%
Anheuser-Busch InBev SA NV	4,338,240	239,345
Constellation Brands, Inc. Class A (sub. vtg.) (a)	5,315,577	102,165
Dr Pepper Snapple Group, Inc.	2,936,000	104,022
		445,532
Food & Staples Retailing - 1.9%
Wal-Mart Stores, Inc.	1,800,000	100,926
Walgreen Co.	2,700,000	109,188
		210,114
Food Products - 0.2%
Archer Daniels Midland Co.	800,000	26,136
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 2.1%
Procter & Gamble Co.	3,800,000	$ 239,894
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	400,000	12,032
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	800,000	59,296
Philip Morris International, Inc.	2,700,000	154,548
		213,844
TOTAL CONSUMER STAPLES		1,147,552
ENERGY - 12.8%
Energy Equipment & Services - 1.7%
Complete Production Services, Inc. (a)	1,000,000	27,940
Halliburton Co.	1,400,000	63,000
National Oilwell Varco, Inc.	1,000,000	73,900
Oil States International, Inc. (a)	449,342	30,447
		195,287
Oil, Gas & Consumable Fuels - 11.1%
Chevron Corp.	4,267,400	405,104
Exxon Mobil Corp.	3,856,880	311,173
Marathon Oil Corp.	8,100,000	370,170
Royal Dutch Shell PLC Class A sponsored ADR	800,000	56,792
Tesoro Corp. (a)	5,150,000	99,138
		1,242,377
TOTAL ENERGY		1,437,664
FINANCIALS - 15.9%
Capital Markets - 3.1%
Goldman Sachs Group, Inc.	1,950,000	319,059
UBS AG (a)	1,700,000	30,433
		349,492
Commercial Banks - 0.6%
Barclays PLC	10,000,000	46,829
HSBC Holdings PLC sponsored ADR	400,000	21,856
		68,685
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.9%
Capital One Financial Corp.	3,100,000	$ 149,296
Discover Financial Services	3,000,000	61,770
		211,066
Diversified Financial Services - 6.8%
Citigroup, Inc. (a)	90,078,700	434,180
JPMorgan Chase & Co.	7,400,000	332,556
		766,736
Insurance - 3.3%
ACE Ltd.	1,000,000	61,590
Assurant, Inc.	600,000	23,538
Axis Capital Holdings Ltd.	1,500,000	53,370
MetLife, Inc.	2,511,500	114,951
Prudential Financial, Inc.	472,400	29,057
Unum Group	1,100,000	27,434
XL Capital Ltd. Class A	2,600,000	59,592
		369,532
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	800,000	17,752
TOTAL FINANCIALS		1,783,263
HEALTH CARE - 10.4%
Biotechnology - 3.3%
Amgen, Inc. (a)	2,874,000	158,300
Biogen Idec, Inc. (a)	1,000,000	65,470
Cephalon, Inc. (a)	2,298,000	135,766
SIGA Technologies, Inc. (a)	703,059	8,068
		367,604
Health Care Equipment & Supplies - 0.6%
C. R. Bard, Inc.	300,000	28,305
Cooper Companies, Inc.	500,000	28,670
Hill-Rom Holdings, Inc.	300,000	12,141
		69,116
Health Care Providers & Services - 2.0%
Humana, Inc. (a)	3,900,000	226,083
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	185,671	12,874
Thermo Fisher Scientific, Inc. (a)	1,200,000	68,724
		81,598
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 3.8%
Endo Pharmaceuticals Holdings, Inc. (a)	800,000	$ 26,576
Johnson & Johnson	3,500,000	209,195
Merck & Co., Inc.	2,000,000	66,340
Sanofi-Aventis	900,000	61,502
Watson Pharmaceuticals, Inc. (a)	1,100,000	59,972
		423,585
TOTAL HEALTH CARE		1,167,986
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.0%
United Technologies Corp.	1,400,000	113,820
Airlines - 0.5%
United Continental Holdings, Inc. (a)	1,900,000	48,260
Building Products - 0.8%
Owens Corning (a)	2,594,667	86,844
Commercial Services & Supplies - 0.2%
Schawk, Inc. Class A	1,324,557	24,160
Construction & Engineering - 1.1%
EMCOR Group, Inc. (a)	400,000	12,112
Fluor Corp.	500,000	34,595
KBR, Inc.	2,000,000	64,200
URS Corp. (a)	300,000	13,335
		124,242
Industrial Conglomerates - 3.0%
General Electric Co.	15,200,000	306,128
Textron, Inc.	1,200,000	31,548
		337,676
Machinery - 4.3%
ArvinMeritor, Inc. (a)	2,996,000	65,493
Cummins, Inc.	2,100,000	222,348
Oshkosh Co. (a)	800,000	30,328
Pall Corp.	812,700	45,032
Parker Hannifin Corp.	200,000	17,882
Timken Co.	2,200,000	103,444
		484,527
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
CSX Corp.	800,000	$ 56,480
TOTAL INDUSTRIALS		1,276,009
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	2,700,000	57,105
HTC Corp.	1,478,000	49,827
RADWARE Ltd. (a)	300,000	11,199
		118,131
Computers & Peripherals - 5.5%
Apple, Inc. (a)	200,000	67,864
Hewlett-Packard Co.	9,000,000	411,210
Hypercom Corp. (a)	465,980	4,166
SanDisk Corp. (a)	1,175,870	53,349
Seagate Technology (a)	1,900,000	26,600
Western Digital Corp. (a)	1,600,000	54,432
		617,621
Electronic Equipment & Components - 0.7%
Anixter International, Inc.	188,400	11,920
Jabil Circuit, Inc.	500,000	10,105
Tyco Electronics Ltd.	800,000	28,984
Vishay Intertechnology, Inc. (a)	2,000,000	33,000
		84,009
Internet Software & Services - 1.0%
Baidu.com, Inc. sponsored ADR (a)	600,000	65,178
Demand Media, Inc. (a)	37,000	750
eBay, Inc. (a)	1,353,921	41,105
		107,033
IT Services - 3.5%
International Business Machines Corp.	2,200,000	356,400
VeriFone Systems, Inc. (a)	799,545	31,934
		388,334
Semiconductors & Semiconductor Equipment - 4.9%
Intel Corp.	7,800,000	167,388
JA Solar Holdings Co. Ltd. ADR (a)	1,300,000	8,970
Micron Technology, Inc. (a)	18,905,400	199,263
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	182,977	$ 160,286
Teradyne, Inc. (a)	700,000	11,676
		547,583
Software - 2.0%
Microsoft Corp.	8,200,000	227,345
TOTAL INFORMATION TECHNOLOGY		2,090,056
MATERIALS - 4.5%
Chemicals - 3.2%
Ashland, Inc.	2,700,000	156,762
CF Industries Holdings, Inc.	857,700	115,824
Kraton Performance Polymers, Inc. (a)	1,600,000	50,224
LyondellBasell Industries NV Class A (a)	800,000	28,752
		351,562
Metals & Mining - 1.3%
Newmont Mining Corp.	2,700,000	148,689
TOTAL MATERIALS		500,251
TELECOMMUNICATION SERVICES - 3.2%
Wireless Telecommunication Services - 3.2%
MetroPCS Communications, Inc. (a)	3,928,600	50,797
Vodafone Group PLC sponsored ADR	10,700,000	303,452
		354,249
UTILITIES - 2.5%
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	10,674,600	132,365
Multi-Utilities - 1.3%
Alliant Energy Corp.	205,515	7,637
CMS Energy Corp.	3,700,000	72,150
PG&E Corp.	1,400,000	64,792
		144,579
TOTAL UTILITIES		276,944
TOTAL COMMON STOCKS (Cost $9,837,275)		11,036,053
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG (Cost $58,136)	350,000	$ 56,540
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.19% (b) (Cost $122,549)	122,548,978	122,549
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $5,952)	$ 5,952	5,952
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $10,023,912)		11,221,094
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(9,077)
NET ASSETS - 100%		$ 11,212,017
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000's)
$5,952,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 1,833
Barclays Capital, Inc.	1,125
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,994
$ 5,952
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 62
Fidelity Securities Lending Cash Central Fund	13
Total	$ 75
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,058,619	$ 1,058,619	$ -	$ -
Consumer Staples	1,147,552	908,207	239,345	-
Energy	1,437,664	1,437,664	-	-
Financials	1,783,263	1,706,001	77,262	-
Health Care	1,167,986	1,106,484	61,502	-
Industrials	1,276,009	1,276,009	-	-
Information Technology	2,090,056	2,090,056	-	-
Materials	500,251	500,251	-	-
Telecommunication Services	354,249	354,249	-	-
Utilities	276,944	276,944	-	-
Money Market Funds	122,549	122,549	-	-
Cash Equivalents	5,952	-	5,952	-
Total Investments in Securities:	$ 11,221,094	$ 10,837,033	$ 384,061	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $10,067,473,000. Net unrealized appreciation aggregated $1,153,621,000, of which $1,354,319,000 related to appreciated investment securities and $200,698,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

January 31, 2011

1.813068.106

TQG-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	27,000	$ 2,072,885
Household Durables - 0.8%
iRobot Corp. (a)(d)	75,600	2,041,200
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	20,800	3,528,512
Textiles, Apparel & Luxury Goods - 4.9%
Fossil, Inc. (a)	38,280	2,719,794
G-III Apparel Group Ltd. (a)	121,300	4,232,157
Phillips-Van Heusen Corp.	98,000	5,720,260
		12,672,211
TOTAL CONSUMER DISCRETIONARY		20,314,808
CONSUMER STAPLES - 5.0%
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	91,000	5,102,370
Personal Products - 3.0%
Estee Lauder Companies, Inc. Class A	79,000	6,359,500
Prestige Brands Holdings, Inc. (a)	139,267	1,537,508
		7,897,008
TOTAL CONSUMER STAPLES		12,999,378
ENERGY - 17.3%
Energy Equipment & Services - 7.1%
Key Energy Services, Inc. (a)	297,200	3,955,732
Schlumberger Ltd.	60,000	5,339,400
Weatherford International Ltd. (a)	379,400	8,999,368
		18,294,500
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	34,000	2,620,720
Cabot Oil & Gas Corp.	47,000	1,956,610
Exxon Mobil Corp.	160,500	12,949,139
Holly Corp.	95,300	4,676,371
Petrohawk Energy Corp. (a)	100,000	2,005,000
Ultra Petroleum Corp. (a)	43,000	2,052,390
		26,260,230
TOTAL ENERGY		44,554,730
Common Stocks - continued
	Shares	Value
FINANCIALS - 15.9%
Capital Markets - 5.3%
Affiliated Managers Group, Inc. (a)	56,700	$ 5,773,761
Ameriprise Financial, Inc.	74,200	4,574,430
Morgan Stanley	113,500	3,336,900
		13,685,091
Commercial Banks - 1.7%
SVB Financial Group (a)	83,400	4,375,998
Consumer Finance - 0.6%
Green Dot Corp. (d)	22,900	1,440,639
Diversified Financial Services - 5.9%
Bank of America Corp.	621,000	8,526,330
JPMorgan Chase & Co.	147,700	6,637,638
		15,163,968
Insurance - 2.4%
Lincoln National Corp.	219,000	6,315,960
TOTAL FINANCIALS		40,981,656
HEALTH CARE - 11.2%
Health Care Equipment & Supplies - 2.5%
Edwards Lifesciences Corp. (a)	75,800	6,389,182
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	21,000	1,456,140
Pharmaceuticals - 8.1%
Novo Nordisk AS Series B	77,000	8,668,307
Perrigo Co.	92,000	6,692,080
Valeant Pharmaceuticals International, Inc.	153,000	5,576,835
		20,937,222
TOTAL HEALTH CARE		28,782,544
INDUSTRIALS - 9.0%
Air Freight & Logistics - 1.5%
UTI Worldwide, Inc.	175,000	3,832,500
Industrial Conglomerates - 3.8%
General Electric Co.	490,000	9,868,600
Machinery - 1.9%
Cummins, Inc.	23,500	2,488,180
Greenbrier Companies, Inc. (a)	106,000	2,509,020
		4,997,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.8%
Union Pacific Corp.	49,000	$ 4,636,870
TOTAL INDUSTRIALS		23,335,170
INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 2.5%
Juniper Networks, Inc. (a)	51,000	1,893,120
QUALCOMM, Inc.	83,000	4,492,790
		6,385,910
Computers & Peripherals - 3.7%
Apple, Inc. (a)	28,400	9,636,688
Internet Software & Services - 4.9%
eBay, Inc. (a)	227,000	6,891,720
Google, Inc. Class A (a)	5,700	3,422,052
Zix Corp. (a)(d)	502,949	2,263,271
		12,577,043
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	26,000	1,896,700
Semiconductors & Semiconductor Equipment - 8.8%
Atmel Corp. (a)	183,000	2,477,820
Avago Technologies Ltd.	319,100	9,161,361
Ceva, Inc. (a)	112,700	2,723,959
Skyworks Solutions, Inc. (a)	199,000	6,322,230
Teradyne, Inc. (a)	122,300	2,039,964
		22,725,334
Software - 5.3%
Informatica Corp. (a)	123,700	5,739,680
Oracle Corp.	180,000	5,765,400
salesforce.com, Inc. (a)	16,000	2,066,240
		13,571,320
TOTAL INFORMATION TECHNOLOGY		66,792,995
Common Stocks - continued
	Shares	Value
MATERIALS - 2.2%
Metals & Mining - 2.2%
Freeport-McMoRan Copper & Gold, Inc.	43,000	$ 4,676,250
United States Steel Corp.	19,000	1,095,730
		5,771,980
TOTAL COMMON STOCKS (Cost $210,103,949)		243,533,261
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Volkswagen AG (Cost $2,289,649)	17,000	2,746,214
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.19% (b)	6,815,722	6,815,722
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	3,426,750	3,426,750
TOTAL MONEY MARKET FUNDS (Cost $10,242,472)		10,242,472
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $222,636,070)		256,521,947
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,453,140
NET ASSETS - 100%		$ 257,975,087
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,921
Fidelity Securities Lending Cash Central Fund	2,675
Total	$ 5,596
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,061,022	$ 23,061,022	$ -	$ -
Consumer Staples	12,999,378	12,999,378	-	-
Energy	44,554,730	44,554,730	-	-
Financials	40,981,656	40,981,656	-	-
Health Care	28,782,544	20,114,237	8,668,307	-
Industrials	23,335,170	23,335,170	-	-
Information Technology	66,792,995	66,792,995	-	-
Materials	5,771,980	5,771,980	-	-
Money Market Funds	10,242,472	10,242,472	-	-
Total Investments in Securities:	$ 256,521,947	$ 247,853,640	$ 8,668,307	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $222,904,983. Net unrealized appreciation aggregated $33,616,964, of which $35,108,914 related to appreciated investment securities and $1,491,950 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Small Cap Fund

(formerly Fidelity Small Cap
Independence Fund)

January 31, 2011

1.813071.106

SCS-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.4%
BorgWarner, Inc. (a)	117,800	$ 7,940
Tenneco, Inc. (a)	423,314	17,496
		25,436
Hotels, Restaurants & Leisure - 1.6%
Red Robin Gourmet Burgers, Inc. (a)	200	4
Vail Resorts, Inc. (a)	232,800	11,186
WMS Industries, Inc. (a)	174,400	7,316
Wyndham Worldwide Corp.	353,315	9,939
		28,445
Household Durables - 2.5%
iRobot Corp. (a)	308,470	8,329
Meritage Homes Corp. (a)	448,000	10,286
Mohawk Industries, Inc. (a)	163,000	9,055
Tempur-Pedic International, Inc. (a)	402,546	17,567
		45,237
Media - 1.0%
Lamar Advertising Co. Class A (a)	283,900	10,459
MDC Partners, Inc. Class A (sub. vtg.)	404,100	6,761
		17,220
Multiline Retail - 1.1%
Dollarama, Inc. (a)	282,934	8,069
Retail Ventures, Inc. (a)	736,116	11,101
		19,170
Specialty Retail - 3.8%
Cabela's, Inc. Class A (a)(d)	589,062	14,668
Fourlis Holdings SA	581,930	4,453
RadioShack Corp.	446,100	6,758
Shoe Carnival, Inc. (a)	524,847	12,990
Signet Jewelers Ltd. (a)	334,100	14,193
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	305,519	11,316
West Marine, Inc. (a)	306,200	3,916
		68,294
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	104,667	7,682
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	505,900	$ 17,651
Phillips-Van Heusen Corp.	167,200	9,759
		35,092
TOTAL CONSUMER DISCRETIONARY		238,894
CONSUMER STAPLES - 2.4%
Beverages - 0.4%
Hansen Natural Corp. (a)	106,200	6,015
Food & Staples Retailing - 0.6%
BJ's Wholesale Club, Inc. (a)	132,500	5,822
Fresh Market, Inc.	1,300	48
United Natural Foods, Inc. (a)	145,545	5,385
		11,255
Food Products - 0.7%
Chiquita Brands International, Inc. (a)	308,070	4,750
Green Mountain Coffee Roasters, Inc. (a)(d)	202,703	6,807
Snyders-Lance, Inc.	74,823	1,552
		13,109
Personal Products - 0.7%
Elizabeth Arden, Inc. (a)	354,755	9,078
Nutraceutical International Corp. (a)	185,112	2,568
		11,646
TOTAL CONSUMER STAPLES		42,025
ENERGY - 6.3%
Energy Equipment & Services - 1.6%
Newpark Resources, Inc. (a)	959,972	5,741
Superior Energy Services, Inc. (a)	300,600	10,557
Willbros Group, Inc. (a)	1,071,100	12,810
		29,108
Oil, Gas & Consumable Fuels - 4.7%
Atlas Pipeline Partners, LP	382,713	9,285
Berry Petroleum Co. Class A	305,100	14,239
Cloud Peak Energy, Inc. (a)	534,300	12,166
Petroleum Development Corp. (a)	381,250	17,351
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SM Energy Co.	280,068	$ 17,409
Whiting Petroleum Corp. (a)	96,265	12,156
		82,606
TOTAL ENERGY		111,714
FINANCIALS - 20.0%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)	160,800	16,374
Gimv NV	102,300	5,432
optionsXpress Holdings, Inc.	834,400	12,399
Waddell & Reed Financial, Inc. Class A	562,300	20,310
		54,515
Commercial Banks - 5.7%
Associated Banc-Corp.	951,923	13,308
CapitalSource, Inc.	2,822,300	21,783
City National Corp.	272,300	15,736
National Penn Bancshares, Inc.	2,600,400	21,219
PacWest Bancorp	587,900	11,599
TCF Financial Corp. (d)	1,181,400	17,650
		101,295
Insurance - 3.3%
Alterra Capital Holdings Ltd.	622,100	13,406
Amerisafe, Inc. (a)	712,500	12,690
Endurance Specialty Holdings Ltd.	321,300	14,937
Platinum Underwriters Holdings Ltd.	404,900	17,897
		58,930
Real Estate Investment Trusts - 4.8%
American Assets Trust, Inc. (a)	600,300	12,780
Franklin Street Properties Corp.	1,422,600	21,325
Highwoods Properties, Inc. (SBI)	414,700	13,590
Home Properties, Inc.	219,756	12,236
National Retail Properties, Inc.	449,600	11,173
Ramco-Gershenson Properties Trust (SBI)	1,164,200	14,972
		86,076
Real Estate Management & Development - 1.5%
Forestar Group, Inc. (a)	1,090,600	20,351
Jones Lang LaSalle, Inc.	66,700	5,912
		26,263
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	877,600	$ 12,497
Washington Federal, Inc.	914,900	15,819
		28,316
TOTAL FINANCIALS		355,395
HEALTH CARE - 11.4%
Biotechnology - 3.0%
Allos Therapeutics, Inc. (a)(d)	720,108	2,420
Amarin Corp. PLC ADR (a)	364,410	3,236
ARIAD Pharmaceuticals, Inc. (a)	775,118	4,941
ArQule, Inc. (a)	483,858	2,966
BioMarin Pharmaceutical, Inc. (a)	139,300	3,541
Chelsea Therapeutics International Ltd. (a)	439,063	2,617
Dynavax Technologies Corp. (a)	1,613,741	4,841
Emergent BioSolutions, Inc. (a)	128,700	2,734
InterMune, Inc. (a)	550	21
Keryx Biopharmaceuticals, Inc. (a)(d)	551,625	2,207
Lexicon Pharmaceuticals, Inc. (a)	346,208	585
Medivation, Inc. (a)	201,336	2,835
Pharmasset, Inc. (a)	72,701	3,523
SIGA Technologies, Inc. (a)	239,497	2,748
Targacept, Inc. (a)	137,359	3,538
Telik, Inc. (a)	1,066,150	1,194
Theravance, Inc. (a)	200,981	4,229
ZIOPHARM Oncology, Inc. (a)	724,202	4,226
		52,402
Health Care Equipment & Supplies - 1.2%
American Medical Systems Holdings, Inc. (a)	380,093	7,419
Analogic Corp.	45,400	2,319
Endologix, Inc. (a)	1,510	9
Masimo Corp.	249,257	7,471
NxStage Medical, Inc. (a)	188,525	4,532
		21,750
Health Care Providers & Services - 4.8%
Accretive Health, Inc.	376,000	6,821
Air Methods Corp. (a)	118,522	6,073
Catalyst Health Solutions, Inc. (a)	171,428	7,440
Centene Corp. (a)	370,569	10,272
Corvel Corp. (a)	125,700	6,345
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Hanger Orthopedic Group, Inc. (a)	220,499	$ 4,531
HMS Holdings Corp. (a)	143,914	9,259
Humana, Inc. (a)	115,819	6,714
MWI Veterinary Supply, Inc. (a)	131,654	8,184
Omnicare, Inc.	207,500	5,378
Skilled Healthcare Group, Inc. (a)	343,001	3,684
The Ensign Group, Inc.	256,386	6,194
Wellcare Health Plans, Inc. (a)	166,925	4,991
		85,886
Life Sciences Tools & Services - 1.2%
eResearchTechnology, Inc. (a)	886,202	5,698
Illumina, Inc. (a)	142,650	9,891
QIAGEN NV (a)	311,300	5,743
		21,332
Pharmaceuticals - 1.2%
Ardea Biosciences, Inc. (a)	193,205	5,124
Cardiome Pharma Corp. (a)	411,557	2,590
Columbia Laboratories, Inc. (a)	708,568	1,601
Jazz Pharmaceuticals, Inc. (a)	215,288	4,814
Questcor Pharmaceuticals, Inc. (a)	442,532	6,842
		20,971
TOTAL HEALTH CARE		202,341
INDUSTRIALS - 15.7%
Aerospace & Defense - 1.1%
Teledyne Technologies, Inc. (a)	222,343	10,519
Triumph Group, Inc.	97,520	9,365
		19,884
Air Freight & Logistics - 0.6%
UTI Worldwide, Inc.	517,500	11,333
Building Products - 1.9%
A.O. Smith Corp.	339,189	14,521
AAON, Inc.	322,800	8,693
Armstrong World Industries, Inc.	251,358	10,208
		33,422
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.4%
Sykes Enterprises, Inc. (a)	703,202	$ 13,698
United Stationers, Inc. (a)	190,442	11,861
		25,559
Construction & Engineering - 1.7%
Foster Wheeler Ag (a)	343,672	12,651
Granite Construction, Inc.	319,500	8,256
Shaw Group, Inc. (a)	222,487	8,403
		29,310
Electrical Equipment - 2.0%
General Cable Corp. (a)	411,415	15,226
GrafTech International Ltd. (a)	460,347	9,667
Regal-Beloit Corp.	151,600	10,118
		35,011
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	221,600	8,357
Machinery - 3.5%
Accuride Corp. (a)	724,251	10,835
Actuant Corp. Class A	465,121	12,898
CLARCOR, Inc.	285,514	12,328
John Bean Technologies Corp.	489,100	8,828
Manitowoc Co., Inc.	645,200	8,665
Wabtec Corp.	148,129	8,029
		61,583
Professional Services - 0.4%
Advisory Board Co. (a)	159,255	7,877
Road & Rail - 0.5%
Kansas City Southern (a)	177,200	8,856
Trading Companies & Distributors - 2.1%
Interline Brands, Inc. (a)	535,300	11,364
Watsco, Inc. (d)	162,764	10,209
WESCO International, Inc. (a)	282,000	15,806
		37,379
TOTAL INDUSTRIALS		278,571
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 3.8%
Blue Coat Systems, Inc. (a)	219,925	6,336
Comtech Telecommunications Corp.	114,300	3,207
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
DG FastChannel, Inc. (a)	304,111	$ 8,336
Emulex Corp. (a)	1,161,500	13,253
Ixia (a)	823,392	12,952
NETGEAR, Inc. (a)	388,275	13,456
Oclaro, Inc. (a)(d)	718,515	9,973
		67,513
Computers & Peripherals - 2.9%
NCR Corp. (a)	492,200	8,072
OCZ Technology Group, Inc. (a)	409,771	3,266
Quantum Corp. (a)	4,712,954	12,678
Super Micro Computer, Inc. (a)	879,447	12,378
Synaptics, Inc. (a)(d)	527,680	15,018
		51,412
Electronic Equipment & Components - 1.6%
Avnet, Inc. (a)	402,430	14,335
Electro Scientific Industries, Inc. (a)	64,878	1,082
Jabil Circuit, Inc.	323,200	6,532
Plexus Corp. (a)	268,878	7,270
		29,219
Internet Software & Services - 3.3%
Constant Contact, Inc. (a)(d)	259,646	7,267
Rackspace Hosting, Inc. (a)(d)	359,001	12,030
SAVVIS, Inc. (a)	271,433	8,352
Terremark Worldwide, Inc. (a)(d)	711,368	13,473
VeriSign, Inc.	508,391	17,107
		58,229
IT Services - 0.5%
Alliance Data Systems Corp. (a)	139,448	9,865
Semiconductors & Semiconductor Equipment - 2.0%
Micron Technology, Inc. (a)	827,824	8,725
Power Integrations, Inc.	134,817	4,979
Standard Microsystems Corp. (a)	264,272	6,356
TriQuint Semiconductor, Inc. (a)	781,494	10,284
Varian Semiconductor Equipment Associates, Inc. (a)	123,705	5,499
		35,843
Software - 4.7%
AutoNavi Holdings Ltd. ADR	336,800	5,510
Blackboard, Inc. (a)(d)	339,940	13,210
JDA Software Group, Inc. (a)	462,793	13,967
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Kenexa Corp. (a)	306,435	$ 6,355
Mentor Graphics Corp. (a)	520,439	6,628
Nuance Communications, Inc. (a)	679,300	13,810
Parametric Technology Corp. (a)	559,870	12,446
Synchronoss Technologies, Inc. (a)	385,126	10,961
		82,887
TOTAL INFORMATION TECHNOLOGY		334,968
MATERIALS - 5.4%
Chemicals - 2.5%
Cabot Corp.	326,000	14,100
Rockwood Holdings, Inc. (a)	392,800	15,944
Solutia, Inc. (a)	608,900	14,260
		44,304
Construction Materials - 0.3%
Texas Industries, Inc. (d)	149,700	5,948
Metals & Mining - 2.6%
Carpenter Technology Corp.	317,573	13,068
Coeur d'Alene Mines Corp. (a)	357,500	8,358
Compass Minerals International, Inc.	147,000	13,505
HudBay Minerals, Inc.	620,600	10,278
		45,209
TOTAL MATERIALS		95,461
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
AboveNet, Inc.	88,607	5,277
Cbeyond, Inc. (a)	206,181	3,021
Global Crossing Ltd. (a)	284,801	3,796
PAETEC Holding Corp. (a)	533,679	2,108
		14,202
Wireless Telecommunication Services - 0.1%
Clearwire Corp. Class A (a)	519,200	2,747
TOTAL TELECOMMUNICATION SERVICES		16,949
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.0%
Electric Utilities - 1.7%
Cleco Corp.	266,500	$ 8,331
Great Plains Energy, Inc.	341,700	6,725
IDACORP, Inc.	202,107	7,553
Westar Energy, Inc.	255,000	6,503
		29,112
Gas Utilities - 0.9%
Northwest Natural Gas Co.	138,500	6,172
Southwest Gas Corp.	267,500	9,962
		16,134
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	257,000	7,258
TOTAL UTILITIES		52,504
TOTAL COMMON STOCKS (Cost $1,406,682)		1,728,822
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.16% 2/24/11 to 4/14/11 (e) (Cost $3,085)	$ 3,085	3,085
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	46,207,592	46,208
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	47,096,984	47,097
TOTAL MONEY MARKET FUNDS (Cost $93,305)		93,305
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,503,072)		1,825,212
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(48,330)
NET ASSETS - 100%		$ 1,776,882
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
395 NYFE Russell Mini Index Contracts	March 2011	$ 30,818	$ (396)

The face value of futures purchased as a percentage of net assets is 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,785,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 23
Fidelity Securities Lending Cash Central Fund	88
Total	$ 111
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 238,894	$ 238,894	$ -	$ -
Consumer Staples	42,025	42,025	-	-
Energy	111,714	111,714	-	-
Financials	355,395	355,395	-	-
Health Care	202,341	202,341	-	-
Industrials	278,571	278,571	-	-
Information Technology	334,968	334,968	-	-
Materials	95,461	95,461	-	-
Telecommunication Services	16,949	16,949	-	-
Utilities	52,504	52,504	-	-
U.S. Government and Government Agency Obligations	3,085	-	3,085	-
Money Market Funds	93,305	93,305	-	-
Total Investments in Securities:	$ 1,825,212	$ 1,822,127	$ 3,085	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (396)	$ (396)	$ -	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $1,503,849,000. Net unrealized appreciation aggregated $321,363,000, of which $359,364,000 related to appreciated investment securities and $38,001,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Stock Selector Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

(formerly Fidelity Small Cap
Independence Fund)

January 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Stock Selector Small Cap Fund

1.863106.103

ASCS-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.4%
BorgWarner, Inc. (a)	117,800	$ 7,940
Tenneco, Inc. (a)	423,314	17,496
		25,436
Hotels, Restaurants & Leisure - 1.6%
Red Robin Gourmet Burgers, Inc. (a)	200	4
Vail Resorts, Inc. (a)	232,800	11,186
WMS Industries, Inc. (a)	174,400	7,316
Wyndham Worldwide Corp.	353,315	9,939
		28,445
Household Durables - 2.5%
iRobot Corp. (a)	308,470	8,329
Meritage Homes Corp. (a)	448,000	10,286
Mohawk Industries, Inc. (a)	163,000	9,055
Tempur-Pedic International, Inc. (a)	402,546	17,567
		45,237
Media - 1.0%
Lamar Advertising Co. Class A (a)	283,900	10,459
MDC Partners, Inc. Class A (sub. vtg.)	404,100	6,761
		17,220
Multiline Retail - 1.1%
Dollarama, Inc. (a)	282,934	8,069
Retail Ventures, Inc. (a)	736,116	11,101
		19,170
Specialty Retail - 3.8%
Cabela's, Inc. Class A (a)(d)	589,062	14,668
Fourlis Holdings SA	581,930	4,453
RadioShack Corp.	446,100	6,758
Shoe Carnival, Inc. (a)	524,847	12,990
Signet Jewelers Ltd. (a)	334,100	14,193
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	305,519	11,316
West Marine, Inc. (a)	306,200	3,916
		68,294
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	104,667	7,682
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	505,900	$ 17,651
Phillips-Van Heusen Corp.	167,200	9,759
		35,092
TOTAL CONSUMER DISCRETIONARY		238,894
CONSUMER STAPLES - 2.4%
Beverages - 0.4%
Hansen Natural Corp. (a)	106,200	6,015
Food & Staples Retailing - 0.6%
BJ's Wholesale Club, Inc. (a)	132,500	5,822
Fresh Market, Inc.	1,300	48
United Natural Foods, Inc. (a)	145,545	5,385
		11,255
Food Products - 0.7%
Chiquita Brands International, Inc. (a)	308,070	4,750
Green Mountain Coffee Roasters, Inc. (a)(d)	202,703	6,807
Snyders-Lance, Inc.	74,823	1,552
		13,109
Personal Products - 0.7%
Elizabeth Arden, Inc. (a)	354,755	9,078
Nutraceutical International Corp. (a)	185,112	2,568
		11,646
TOTAL CONSUMER STAPLES		42,025
ENERGY - 6.3%
Energy Equipment & Services - 1.6%
Newpark Resources, Inc. (a)	959,972	5,741
Superior Energy Services, Inc. (a)	300,600	10,557
Willbros Group, Inc. (a)	1,071,100	12,810
		29,108
Oil, Gas & Consumable Fuels - 4.7%
Atlas Pipeline Partners, LP	382,713	9,285
Berry Petroleum Co. Class A	305,100	14,239
Cloud Peak Energy, Inc. (a)	534,300	12,166
Petroleum Development Corp. (a)	381,250	17,351
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SM Energy Co.	280,068	$ 17,409
Whiting Petroleum Corp. (a)	96,265	12,156
		82,606
TOTAL ENERGY		111,714
FINANCIALS - 20.0%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)	160,800	16,374
Gimv NV	102,300	5,432
optionsXpress Holdings, Inc.	834,400	12,399
Waddell & Reed Financial, Inc. Class A	562,300	20,310
		54,515
Commercial Banks - 5.7%
Associated Banc-Corp.	951,923	13,308
CapitalSource, Inc.	2,822,300	21,783
City National Corp.	272,300	15,736
National Penn Bancshares, Inc.	2,600,400	21,219
PacWest Bancorp	587,900	11,599
TCF Financial Corp. (d)	1,181,400	17,650
		101,295
Insurance - 3.3%
Alterra Capital Holdings Ltd.	622,100	13,406
Amerisafe, Inc. (a)	712,500	12,690
Endurance Specialty Holdings Ltd.	321,300	14,937
Platinum Underwriters Holdings Ltd.	404,900	17,897
		58,930
Real Estate Investment Trusts - 4.8%
American Assets Trust, Inc. (a)	600,300	12,780
Franklin Street Properties Corp.	1,422,600	21,325
Highwoods Properties, Inc. (SBI)	414,700	13,590
Home Properties, Inc.	219,756	12,236
National Retail Properties, Inc.	449,600	11,173
Ramco-Gershenson Properties Trust (SBI)	1,164,200	14,972
		86,076
Real Estate Management & Development - 1.5%
Forestar Group, Inc. (a)	1,090,600	20,351
Jones Lang LaSalle, Inc.	66,700	5,912
		26,263
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	877,600	$ 12,497
Washington Federal, Inc.	914,900	15,819
		28,316
TOTAL FINANCIALS		355,395
HEALTH CARE - 11.4%
Biotechnology - 3.0%
Allos Therapeutics, Inc. (a)(d)	720,108	2,420
Amarin Corp. PLC ADR (a)	364,410	3,236
ARIAD Pharmaceuticals, Inc. (a)	775,118	4,941
ArQule, Inc. (a)	483,858	2,966
BioMarin Pharmaceutical, Inc. (a)	139,300	3,541
Chelsea Therapeutics International Ltd. (a)	439,063	2,617
Dynavax Technologies Corp. (a)	1,613,741	4,841
Emergent BioSolutions, Inc. (a)	128,700	2,734
InterMune, Inc. (a)	550	21
Keryx Biopharmaceuticals, Inc. (a)(d)	551,625	2,207
Lexicon Pharmaceuticals, Inc. (a)	346,208	585
Medivation, Inc. (a)	201,336	2,835
Pharmasset, Inc. (a)	72,701	3,523
SIGA Technologies, Inc. (a)	239,497	2,748
Targacept, Inc. (a)	137,359	3,538
Telik, Inc. (a)	1,066,150	1,194
Theravance, Inc. (a)	200,981	4,229
ZIOPHARM Oncology, Inc. (a)	724,202	4,226
		52,402
Health Care Equipment & Supplies - 1.2%
American Medical Systems Holdings, Inc. (a)	380,093	7,419
Analogic Corp.	45,400	2,319
Endologix, Inc. (a)	1,510	9
Masimo Corp.	249,257	7,471
NxStage Medical, Inc. (a)	188,525	4,532
		21,750
Health Care Providers & Services - 4.8%
Accretive Health, Inc.	376,000	6,821
Air Methods Corp. (a)	118,522	6,073
Catalyst Health Solutions, Inc. (a)	171,428	7,440
Centene Corp. (a)	370,569	10,272
Corvel Corp. (a)	125,700	6,345
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Hanger Orthopedic Group, Inc. (a)	220,499	$ 4,531
HMS Holdings Corp. (a)	143,914	9,259
Humana, Inc. (a)	115,819	6,714
MWI Veterinary Supply, Inc. (a)	131,654	8,184
Omnicare, Inc.	207,500	5,378
Skilled Healthcare Group, Inc. (a)	343,001	3,684
The Ensign Group, Inc.	256,386	6,194
Wellcare Health Plans, Inc. (a)	166,925	4,991
		85,886
Life Sciences Tools & Services - 1.2%
eResearchTechnology, Inc. (a)	886,202	5,698
Illumina, Inc. (a)	142,650	9,891
QIAGEN NV (a)	311,300	5,743
		21,332
Pharmaceuticals - 1.2%
Ardea Biosciences, Inc. (a)	193,205	5,124
Cardiome Pharma Corp. (a)	411,557	2,590
Columbia Laboratories, Inc. (a)	708,568	1,601
Jazz Pharmaceuticals, Inc. (a)	215,288	4,814
Questcor Pharmaceuticals, Inc. (a)	442,532	6,842
		20,971
TOTAL HEALTH CARE		202,341
INDUSTRIALS - 15.7%
Aerospace & Defense - 1.1%
Teledyne Technologies, Inc. (a)	222,343	10,519
Triumph Group, Inc.	97,520	9,365
		19,884
Air Freight & Logistics - 0.6%
UTI Worldwide, Inc.	517,500	11,333
Building Products - 1.9%
A.O. Smith Corp.	339,189	14,521
AAON, Inc.	322,800	8,693
Armstrong World Industries, Inc.	251,358	10,208
		33,422
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.4%
Sykes Enterprises, Inc. (a)	703,202	$ 13,698
United Stationers, Inc. (a)	190,442	11,861
		25,559
Construction & Engineering - 1.7%
Foster Wheeler Ag (a)	343,672	12,651
Granite Construction, Inc.	319,500	8,256
Shaw Group, Inc. (a)	222,487	8,403
		29,310
Electrical Equipment - 2.0%
General Cable Corp. (a)	411,415	15,226
GrafTech International Ltd. (a)	460,347	9,667
Regal-Beloit Corp.	151,600	10,118
		35,011
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	221,600	8,357
Machinery - 3.5%
Accuride Corp. (a)	724,251	10,835
Actuant Corp. Class A	465,121	12,898
CLARCOR, Inc.	285,514	12,328
John Bean Technologies Corp.	489,100	8,828
Manitowoc Co., Inc.	645,200	8,665
Wabtec Corp.	148,129	8,029
		61,583
Professional Services - 0.4%
Advisory Board Co. (a)	159,255	7,877
Road & Rail - 0.5%
Kansas City Southern (a)	177,200	8,856
Trading Companies & Distributors - 2.1%
Interline Brands, Inc. (a)	535,300	11,364
Watsco, Inc. (d)	162,764	10,209
WESCO International, Inc. (a)	282,000	15,806
		37,379
TOTAL INDUSTRIALS		278,571
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 3.8%
Blue Coat Systems, Inc. (a)	219,925	6,336
Comtech Telecommunications Corp.	114,300	3,207
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
DG FastChannel, Inc. (a)	304,111	$ 8,336
Emulex Corp. (a)	1,161,500	13,253
Ixia (a)	823,392	12,952
NETGEAR, Inc. (a)	388,275	13,456
Oclaro, Inc. (a)(d)	718,515	9,973
		67,513
Computers & Peripherals - 2.9%
NCR Corp. (a)	492,200	8,072
OCZ Technology Group, Inc. (a)	409,771	3,266
Quantum Corp. (a)	4,712,954	12,678
Super Micro Computer, Inc. (a)	879,447	12,378
Synaptics, Inc. (a)(d)	527,680	15,018
		51,412
Electronic Equipment & Components - 1.6%
Avnet, Inc. (a)	402,430	14,335
Electro Scientific Industries, Inc. (a)	64,878	1,082
Jabil Circuit, Inc.	323,200	6,532
Plexus Corp. (a)	268,878	7,270
		29,219
Internet Software & Services - 3.3%
Constant Contact, Inc. (a)(d)	259,646	7,267
Rackspace Hosting, Inc. (a)(d)	359,001	12,030
SAVVIS, Inc. (a)	271,433	8,352
Terremark Worldwide, Inc. (a)(d)	711,368	13,473
VeriSign, Inc.	508,391	17,107
		58,229
IT Services - 0.5%
Alliance Data Systems Corp. (a)	139,448	9,865
Semiconductors & Semiconductor Equipment - 2.0%
Micron Technology, Inc. (a)	827,824	8,725
Power Integrations, Inc.	134,817	4,979
Standard Microsystems Corp. (a)	264,272	6,356
TriQuint Semiconductor, Inc. (a)	781,494	10,284
Varian Semiconductor Equipment Associates, Inc. (a)	123,705	5,499
		35,843
Software - 4.7%
AutoNavi Holdings Ltd. ADR	336,800	5,510
Blackboard, Inc. (a)(d)	339,940	13,210
JDA Software Group, Inc. (a)	462,793	13,967
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Kenexa Corp. (a)	306,435	$ 6,355
Mentor Graphics Corp. (a)	520,439	6,628
Nuance Communications, Inc. (a)	679,300	13,810
Parametric Technology Corp. (a)	559,870	12,446
Synchronoss Technologies, Inc. (a)	385,126	10,961
		82,887
TOTAL INFORMATION TECHNOLOGY		334,968
MATERIALS - 5.4%
Chemicals - 2.5%
Cabot Corp.	326,000	14,100
Rockwood Holdings, Inc. (a)	392,800	15,944
Solutia, Inc. (a)	608,900	14,260
		44,304
Construction Materials - 0.3%
Texas Industries, Inc. (d)	149,700	5,948
Metals & Mining - 2.6%
Carpenter Technology Corp.	317,573	13,068
Coeur d'Alene Mines Corp. (a)	357,500	8,358
Compass Minerals International, Inc.	147,000	13,505
HudBay Minerals, Inc.	620,600	10,278
		45,209
TOTAL MATERIALS		95,461
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
AboveNet, Inc.	88,607	5,277
Cbeyond, Inc. (a)	206,181	3,021
Global Crossing Ltd. (a)	284,801	3,796
PAETEC Holding Corp. (a)	533,679	2,108
		14,202
Wireless Telecommunication Services - 0.1%
Clearwire Corp. Class A (a)	519,200	2,747
TOTAL TELECOMMUNICATION SERVICES		16,949
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.0%
Electric Utilities - 1.7%
Cleco Corp.	266,500	$ 8,331
Great Plains Energy, Inc.	341,700	6,725
IDACORP, Inc.	202,107	7,553
Westar Energy, Inc.	255,000	6,503
		29,112
Gas Utilities - 0.9%
Northwest Natural Gas Co.	138,500	6,172
Southwest Gas Corp.	267,500	9,962
		16,134
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	257,000	7,258
TOTAL UTILITIES		52,504
TOTAL COMMON STOCKS (Cost $1,406,682)		1,728,822
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.16% 2/24/11 to 4/14/11 (e) (Cost $3,085)	$ 3,085	3,085
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	46,207,592	46,208
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	47,096,984	47,097
TOTAL MONEY MARKET FUNDS (Cost $93,305)		93,305
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,503,072)		1,825,212
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(48,330)
NET ASSETS - 100%		$ 1,776,882
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
395 NYFE Russell Mini Index Contracts	March 2011	$ 30,818	$ (396)

The face value of futures purchased as a percentage of net assets is 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,785,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 23
Fidelity Securities Lending Cash Central Fund	88
Total	$ 111
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 238,894	$ 238,894	$ -	$ -
Consumer Staples	42,025	42,025	-	-
Energy	111,714	111,714	-	-
Financials	355,395	355,395	-	-
Health Care	202,341	202,341	-	-
Industrials	278,571	278,571	-	-
Information Technology	334,968	334,968	-	-
Materials	95,461	95,461	-	-
Telecommunication Services	16,949	16,949	-	-
Utilities	52,504	52,504	-	-
U.S. Government and Government Agency Obligations	3,085	-	3,085	-
Money Market Funds	93,305	93,305	-	-
Total Investments in Securities:	$ 1,825,212	$ 1,822,127	$ 3,085	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (396)	$ (396)	$ -	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $1,503,849,000. Net unrealized appreciation aggregated $321,363,000, of which $359,364,000 related to appreciated investment securities and $38,001,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
All Cap Fund
(formerly Fidelity Stock Selector)

January 31, 2011

1.813022.106

FSS-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.2%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (a)	615,908	$ 78,351
Fidelity Consumer Staples Central Fund (a)	665,012	86,571
Fidelity Energy Central Fund (a)	794,740	105,724
Fidelity Financials Central Fund (a)	2,416,140	147,409
Fidelity Health Care Central Fund (a)	677,136	87,737
Fidelity Industrials Central Fund (a)	622,236	92,147
Fidelity Information Technology Central Fund (a)	756,513	137,617
Fidelity Materials Central Fund (a)	170,735	29,284
Fidelity Telecom Services Central Fund (a)	210,539	25,576
Fidelity Utilities Central Fund (a)	274,970	28,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $674,698)		818,416
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(525)
NET ASSETS - 100%		$ 817,891
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 0*
Fidelity Consumer Discretionary Central Fund	255
Fidelity Consumer Staples Central Fund	509
Fidelity Energy Central Fund	386
Fidelity Financials Central Fund	314
Fidelity Health Care Central Fund	122
Fidelity Industrials Central Fund	313
Fidelity Information Technology Central Fund	148
Fidelity Materials Central Fund	69
Fidelity Telecom Services Central Fund	126
Fidelity Utilities Central Fund	200
Total	$ 2,442
* Amount represent less than $1,000.
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 74,778	$ 933	$ 2,102	$ 78,351	11.9%
Fidelity Consumer Staples Central Fund	89,784	552	4,244	86,571	14.5%
Fidelity Energy Central Fund	87,413	409	4,616	105,724	13.4%
Fidelity Financials Central Fund	131,393	1,315	1,409	147,409	12.8%
Fidelity Health Care Central Fund	89,020	166	11,525	87,737	12.6%
Fidelity Industrials Central Fund	81,823	356	2,559	92,147	12.4%
Fidelity Information Technology Central Fund	128,715	1,586	8,193	137,617	12.4%
Fidelity Materials Central Fund	29,438	83	3,733	29,284	11.7%
Fidelity Telecom Services Central Fund	24,748	139	-	25,576	13.6%
Fidelity Utilities Central Fund	29,073	214	1,673	28,000	12.6%
Total	$ 766,185	$ 5,753	$ 40,054	$ 818,416
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $673,230,000. Net unrealized appreciation aggregated $145,186,000, of which $146,758,000 related to appreciated investment securities and $1,572,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

January 31, 2011

1.813084.106

VAL-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Automobiles - 0.8%
Fiat SpA	3,129,500	$ 30,376
Harley-Davidson, Inc.	1,054,141	41,797
		72,173
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	445,800	8,065
H&R Block, Inc.	1,747,870	21,883
Service Corp. International	503,500	4,365
		34,313
Hotels, Restaurants & Leisure - 1.4%
Accor SA	286,640	13,106
Ameristar Casinos, Inc.	460,554	7,074
Brinker International, Inc.	1,020,300	24,008
Penn National Gaming, Inc. (a)	681,500	24,350
WMS Industries, Inc. (a)	430,121	18,044
Wyndham Worldwide Corp.	1,239,898	34,878
		121,460
Household Durables - 3.0%
Ethan Allen Interiors, Inc. (d)	1,421,621	31,844
Garmin Ltd. (d)	697,000	21,489
Jarden Corp.	2,368,068	80,278
PulteGroup, Inc. (a)	4,392,539	34,657
Stanley Black & Decker, Inc.	1,282,100	93,183
		261,451
Internet & Catalog Retail - 0.5%
Expedia, Inc.	1,113,440	28,014
Liberty Media Corp. Interactive Series A (a)	1,310,851	20,764
		48,778
Leisure Equipment & Products - 0.9%
Brunswick Corp.	3,142,308	62,595
Eastman Kodak Co. (a)(d)	4,008,338	14,671
		77,266
Media - 0.9%
Liberty Global, Inc. Class A (a)(d)	601,900	24,413
MDC Partners, Inc. Class A (sub. vtg.)	612,500	10,247
United Business Media Ltd.	847,266	9,533
Valassis Communications, Inc. (a)	603,986	18,325
Virgin Media, Inc.	827,574	20,822
		83,340
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.5%
Big Lots, Inc. (a)	813,707	$ 25,868
Kohl's Corp. (a)	259,936	13,200
Retail Ventures, Inc. (a)	579,125	8,733
		47,801
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	175,789	11,240
Best Buy Co., Inc.	1,193,170	40,568
Chico's FAS, Inc.	1,941,463	21,201
Collective Brands, Inc. (a)	2,226,026	45,322
Gap, Inc.	1,159,931	22,352
Lowe's Companies, Inc.	941,165	23,341
OfficeMax, Inc. (a)	4,176,669	67,119
Sally Beauty Holdings, Inc. (a)	1,647,644	21,683
Staples, Inc.	709,410	15,827
		268,653
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. (a)	534,756	12,310
Warnaco Group, Inc. (a)	237,164	12,114
		24,424
TOTAL CONSUMER DISCRETIONARY		1,039,659
CONSUMER STAPLES - 5.3%
Beverages - 2.0%
Carlsberg AS Series B	332,800	33,157
Coca-Cola Enterprises, Inc.	1,063,446	26,756
Diageo PLC sponsored ADR	55,500	4,262
Dr Pepper Snapple Group, Inc.	1,620,992	57,432
Molson Coors Brewing Co. Class B	525,200	24,616
The Coca-Cola Co.	401,236	25,218
		171,441
Food & Staples Retailing - 1.2%
Kroger Co.	3,214,345	68,787
Walgreen Co.	682,568	27,603
Winn-Dixie Stores, Inc. (a)	1,530,793	9,766
		106,156
Food Products - 1.6%
Archer Daniels Midland Co.	512,843	16,755
Bunge Ltd.	903,059	61,471
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. (a)	3,243,782	$ 32,924
The J.M. Smucker Co.	532,245	33,084
		144,234
Personal Products - 0.5%
Avon Products, Inc.	1,506,817	42,658
TOTAL CONSUMER STAPLES		464,489
ENERGY - 10.5%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	1,707,676	116,993
Cameron International Corp. (a)	675,640	36,012
Exterran Holdings, Inc. (a)	197,700	4,905
Halliburton Co.	1,568,500	70,583
McDermott International, Inc. (a)	1,292,101	26,850
Pride International, Inc. (a)	1,032,100	33,543
Transocean Ltd. (a)	485,714	38,823
		327,709
Oil, Gas & Consumable Fuels - 6.8%
Apache Corp.	389,100	46,443
Cimarex Energy Co.	997,229	103,841
Enbridge Energy Partners LP	584,005	37,026
Forest Oil Corp. (a)	557,700	21,639
Newfield Exploration Co. (a)	239,500	17,524
Nexen, Inc.	1,154,000	28,991
Peabody Energy Corp.	860,000	54,541
Petrohawk Energy Corp. (a)	1,550,216	31,082
Talisman Energy, Inc.	3,429,600	78,589
Tesoro Corp. (a)	414,900	7,987
Whiting Petroleum Corp. (a)	850,923	107,455
Williams Companies, Inc.	2,353,692	63,526
		598,644
TOTAL ENERGY		926,353
FINANCIALS - 26.5%
Capital Markets - 3.2%
Bank of New York Mellon Corp.	2,032,272	63,468
Invesco Ltd.	1,681,956	41,612
Morgan Stanley	1,835,315	53,958
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	1,687,500	$ 78,840
TD Ameritrade Holding Corp.	2,300,550	46,977
		284,855
Commercial Banks - 6.1%
BB&T Corp.	1,934,703	53,475
CapitalSource, Inc.	3,911,150	30,194
CIT Group, Inc. (a)	671,276	32,013
Comerica, Inc.	646,296	24,689
Heritage Financial Corp., Washington (a)	123,900	1,766
Itau Unibanco Banco Multiplo SA ADR (a)(f)	1,392,600	29,941
PNC Financial Services Group, Inc.	395,755	23,745
Regions Financial Corp.	6,137,030	43,573
SunTrust Banks, Inc.	1,197,813	36,449
TCF Financial Corp.	1,475,900	22,050
U.S. Bancorp, Delaware	4,066,632	109,799
Wells Fargo & Co.	3,291,705	106,717
Zions Bancorporation	868,396	20,477
		534,888
Consumer Finance - 0.7%
SLM Corp. (a)	4,020,800	57,940
Diversified Financial Services - 1.0%
JPMorgan Chase & Co.	1,988,221	89,351
Insurance - 8.2%
AEGON NV (a)	3,617,931	26,774
AFLAC, Inc.	416,055	23,956
Allstate Corp.	1,315,888	40,977
Aon Corp.	634,900	29,040
Berkshire Hathaway, Inc. Class B (a)	951,646	77,797
Delphi Financial Group, Inc. Class A	1,312,637	37,778
Everest Re Group Ltd.	333,949	28,145
Fairfax Financial Holdings Ltd. (sub. vtg.)	76,500	29,191
First American Financial Corp.	1,385,032	21,482
Genworth Financial, Inc. Class A (a)	2,249,054	30,520
Hilltop Holdings, Inc. (a)	186,119	1,826
Lincoln National Corp.	2,037,838	58,771
MetLife, Inc.	1,712,664	78,389
Progressive Corp.	636,700	12,613
Reinsurance Group of America, Inc.	1,097,950	63,198
StanCorp Financial Group, Inc.	655,975	29,263
Torchmark Corp.	483,434	30,118
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Unum Group	1,929,113	$ 48,112
XL Capital Ltd. Class A	2,427,152	55,630
		723,580
Real Estate Investment Trusts - 5.3%
Alexandria Real Estate Equities, Inc.	818,820	63,082
CBL & Associates Properties, Inc.	982,245	16,757
Corporate Office Properties Trust (SBI)	619,524	22,644
Post Properties, Inc.	714,392	26,454
ProLogis Trust	5,260,206	78,482
Public Storage	260,377	28,376
Rayonier, Inc.	145,123	8,593
SL Green Realty Corp.	880,062	64,033
The Macerich Co.	521,000	25,352
Ventas, Inc.	1,013,992	56,236
Vornado Realty Trust	168,695	14,860
Weyerhaeuser Co.	2,525,997	58,553
		463,422
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	1,174,696	26,067
Forest City Enterprises, Inc. Class A (a)(d)	3,083,101	52,135
Forestar Group, Inc. (a)(e)	1,961,591	36,603
Wharf Holdings Ltd.	3,268,000	24,688
		139,493
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	434,400	5,295
People's United Financial, Inc. (d)	2,217,882	28,633
		33,928
TOTAL FINANCIALS		2,327,457
HEALTH CARE - 6.1%
Biotechnology - 0.3%
Gilead Sciences, Inc. (a)	350,389	13,448
PDL BioPharma, Inc.	1,956,200	9,664
		23,112
Health Care Equipment & Supplies - 1.4%
Alere, Inc. (a)	98,300	3,850
Boston Scientific Corp. (a)	4,558,861	31,821
CareFusion Corp. (a)	202,400	5,208
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Conceptus, Inc. (a)(d)	823,100	$ 11,116
Hill-Rom Holdings, Inc.	178,552	7,226
Orthofix International NV (a)	150,000	4,290
Wright Medical Group, Inc. (a)	1,184,581	17,603
Zimmer Holdings, Inc. (a)	755,360	44,687
		125,801
Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (a)	1,103,496	24,111
Community Health Systems, Inc. (a)	66,600	2,339
DaVita, Inc. (a)	469,360	34,662
Health Net, Inc. (a)	541,900	15,460
HealthSouth Corp. (a)	464,000	10,496
Lincare Holdings, Inc.	1,217,044	32,921
McKesson Corp.	754,404	56,709
Medco Health Solutions, Inc. (a)	485,300	29,613
Omnicare, Inc.	243,900	6,322
Quest Diagnostics, Inc.	350,760	19,976
Universal American Financial Corp.	328,778	6,638
Universal Health Services, Inc. Class B	407,781	17,168
		256,415
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc. (a)	523,582	21,901
ICON PLC sponsored ADR (a)	750,850	16,721
PerkinElmer, Inc.	504,700	12,910
Thermo Fisher Scientific, Inc. (a)	184,300	10,555
		62,087
Pharmaceuticals - 0.8%
AVANIR Pharmaceuticals Class A (a)(d)	2,191,100	8,874
Cadence Pharmaceuticals, Inc. (a)(d)	991,967	7,703
Endo Pharmaceuticals Holdings, Inc. (a)	64,700	2,149
Mylan, Inc. (a)	160,000	3,706
Teva Pharmaceutical Industries Ltd. sponsored ADR	448,586	24,515
Valeant Pharmaceuticals International, Inc.	310,719	11,326
Warner Chilcott PLC	441,829	10,599
		68,872
TOTAL HEALTH CARE		536,287
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.1%
AerCap Holdings NV (a)	874,568	$ 13,049
DigitalGlobe, Inc. (a)	993,470	30,509
Esterline Technologies Corp. (a)	416,220	29,627
Lockheed Martin Corp.	220,685	17,567
Meggitt PLC	9,647,200	54,853
Precision Castparts Corp.	112,772	16,125
Raytheon Co.	438,689	21,930
		183,660
Airlines - 0.2%
Pinnacle Airlines Corp. (a)(e)	1,925,465	13,883
Building Products - 1.4%
A.O. Smith Corp.	374,600	16,037
Armstrong World Industries, Inc.	376,496	15,290
Lennox International, Inc.	369,705	18,167
Masco Corp.	1,363,288	18,159
Owens Corning (a)	1,627,012	54,456
		122,109
Commercial Services & Supplies - 1.5%
Iron Mountain, Inc.	1,775,629	43,308
Quad/Graphics, Inc. (a)	233,654	10,388
Republic Services, Inc.	1,000,947	30,869
Sykes Enterprises, Inc. (a)	912,797	17,781
The Geo Group, Inc. (a)	1,179,979	28,048
		130,394
Construction & Engineering - 1.2%
Foster Wheeler Ag (a)	1,986,103	73,108
Jacobs Engineering Group, Inc. (a)	647,062	33,240
		106,348
Electrical Equipment - 1.1%
Alstom SA	533,217	29,757
GrafTech International Ltd. (a)	1,165,317	24,472
Prysmian SpA	2,305,764	46,528
		100,757
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	487,600	18,387
Textron, Inc.	830,444	21,832
		40,219
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.0%
Actuant Corp. Class A	373,393	$ 10,354
Dover Corp.	222,921	14,289
Fiat Industrial SpA (a)	1,460,794	19,768
Ingersoll-Rand Co. Ltd.	1,045,581	49,351
Navistar International Corp. (a)	1,170,486	75,906
Vallourec SA	93,600	10,167
		179,835
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	1,082,677	5,684
Professional Services - 0.7%
Towers Watson & Co.	1,135,567	61,922
Road & Rail - 1.7%
Con-way, Inc.	604,269	20,557
Contrans Group, Inc. Class A	1,870,900	18,875
Quality Distribution, Inc. (a)(e)	1,839,466	16,905
Union Pacific Corp.	777,935	73,616
Vitran Corp., Inc. (a)(e)	1,349,445	18,339
		148,292
TOTAL INDUSTRIALS		1,093,103
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	2,088,163	44,165
Comverse Technology, Inc. (a)	2,789,160	18,297
Nokia Corp. sponsored ADR (d)	1,043,300	11,163
		73,625
Computers & Peripherals - 0.4%
Gemalto NV	468,844	23,707
Hewlett-Packard Co.	281,100	12,843
		36,550
Electronic Equipment & Components - 1.2%
Avnet, Inc. (a)	693,160	24,690
Corning, Inc.	822,526	18,268
Flextronics International Ltd. (a)	3,064,955	24,489
Jabil Circuit, Inc.	1,088,954	22,008
Molex, Inc. (d)	4,075	107
Tech Data Corp. (a)	403,300	18,919
		108,481
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.4%
eBay, Inc. (a)	1,023,478	$ 31,073
IT Services - 1.3%
Acxiom Corp. (a)	2,353,302	40,547
Atos Origin SA (a)	248,355	13,826
Fiserv, Inc. (a)	314,795	19,445
MasterCard, Inc. Class A	155,549	36,789
Unisys Corp. (a)	160,100	4,536
		115,143
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	2,034,096	15,927
Avago Technologies Ltd.	1,163,191	33,395
Fairchild Semiconductor International, Inc. (a)	688,564	12,256
Intersil Corp. Class A	2,450,060	37,045
Lam Research Corp. (a)	760,533	37,943
Marvell Technology Group Ltd. (a)	1,092,639	20,771
Micron Technology, Inc. (a)	3,262,752	34,389
National Semiconductor Corp.	1,905,786	28,892
NXP Semiconductors NV	334,749	8,616
ON Semiconductor Corp. (a)	1,607,894	17,767
PMC-Sierra, Inc. (a)	1,162,900	9,094
		256,095
Software - 1.1%
BMC Software, Inc. (a)	801,677	38,240
CA, Inc.	1,297,767	30,887
Epicor Software Corp. (a)	1,367,551	14,168
Micro Focus International PLC	847,500	5,568
Symantec Corp. (a)	497,591	8,763
		97,626
TOTAL INFORMATION TECHNOLOGY		718,593
MATERIALS - 5.5%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	233,980	20,415
Ashland, Inc.	1,075,587	62,449
Cabot Corp.	732,300	31,672
Celanese Corp. Class A	1,407,425	58,394
Innophos Holdings, Inc.	506,189	16,790
Solutia, Inc. (a)	1,617,749	37,888
Solvay SA Class A	71,000	7,426
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Valspar Corp.	452,100	$ 16,895
W.R. Grace & Co. (a)	652,672	23,163
Wacker Chemie AG	44,500	8,042
		283,134
Construction Materials - 0.3%
HeidelbergCement AG	285,583	18,661
James Hardie Industries NV unit (a)	1,607,268	9,995
		28,656
Containers & Packaging - 0.9%
Ball Corp.	580,829	41,314
Greif, Inc. Class A	267,383	16,858
Owens-Illinois, Inc. (a)	653,227	19,264
		77,436
Metals & Mining - 1.1%
Commercial Metals Co.	827,751	13,840
Compass Minerals International, Inc.	487,669	44,802
IAMGOLD Corp.	999,300	19,006
Walter Energy, Inc.	104,771	13,649
		91,297
TOTAL MATERIALS		480,523
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.1%
AboveNet, Inc.	108,793	6,480
Cbeyond, Inc. (a)	883,416	12,942
Cincinnati Bell, Inc. New (a)	1,536,600	4,379
Global Crossing Ltd. (a)	923,395	12,309
Iliad Group SA	77,297	8,206
Qwest Communications International, Inc.	6,260,535	44,638
Verizon Communications, Inc.	233,589	8,320
		97,274
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	669,300	34,041
NII Holdings, Inc. (a)	851,797	35,758
Sprint Nextel Corp. (a)	3,307,440	14,950
		84,749
TOTAL TELECOMMUNICATION SERVICES		182,023
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 9.6%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	933,283	$ 33,300
NextEra Energy, Inc.	970,393	51,877
Northeast Utilities	473,707	15,594
PPL Corp.	5,305,599	136,831
		237,602
Gas Utilities - 0.5%
China Gas Holdings Ltd.	32,966,000	14,333
UGI Corp.	968,577	30,365
		44,698
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	7,869,700	97,584
Calpine Corp. (a)	4,585,100	65,429
		163,013
Multi-Utilities - 4.6%
National Grid PLC	10,864,860	96,345
PG&E Corp.	2,488,063	115,148
Public Service Enterprise Group, Inc.	1,371,004	44,462
Sempra Energy	2,791,400	145,344
		401,299
TOTAL UTILITIES		846,612
TOTAL COMMON STOCKS (Cost $8,063,456)		8,615,099
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.15% 4/14/11 (g) (Cost $5,098)	$ 5,100	5,099
Money Market Funds - 3.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	198,495,868	$ 198,496
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	124,013,473	124,013
TOTAL MONEY MARKET FUNDS (Cost $322,509)		322,509
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $8,391,063)		8,942,707
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(153,949)
NET ASSETS - 100%		$ 8,788,758
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
148 CME E-mini S&P Midcap 400 Index Contracts	March 2011	$ 13,662	$ 189

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,941,000 or 0.3% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,200,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 91
Fidelity Securities Lending Cash Central Fund	310
Total	$ 401
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ethan Allen Interiors, Inc.	$ 40,015	$ -	$ 27,288	$ 113	$ -
Forestar Group, Inc.	33,849	-	333	-	36,603
OfficeMax, Inc.	80,319	733	7,209	-	-
Pinnacle Airlines Corp.	11,091	-	-	-	13,883
Quality Distribution, Inc.	12,378	1,765	1,545	-	16,905
Vitran Corp., Inc.	15,100	-	-	-	18,339
Total	$ 192,752	$ 2,498	$ 36,375	$ 113	$ 85,730
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,039,659	$ 1,039,659	$ -	$ -
Consumer Staples	464,489	464,489	-	-
Energy	926,353	926,353	-	-
Financials	2,327,457	2,300,683	26,774	-
Health Care	536,287	536,287	-	-
Industrials	1,093,103	1,093,103	-	-
Information Technology	718,593	718,593	-	-
Materials	480,523	480,523	-	-
Telecommunication Services	182,023	182,023	-	-
Utilities	846,612	735,934	96,345	14,333
U.S. Government and Government Agency Obligations	5,099	-	5,099	-
Money Market Funds	322,509	322,509	-	-
Total Investments in Securities:	$ 8,942,707	$ 8,800,156	$ 128,218	$ 14,333
Derivative Instruments:
Assets
Futures Contracts	$ 189	$ 189	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,318)
Cost of Purchases	1,269
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	17,382
Transfers out of Level 3	-
Ending Balance	$ 14,333
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (4,318)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $8,471,287,000. Net unrealized appreciation aggregated $471,420,000, of which $1,075,862,000 related to appreciated investment securities and $604,442,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2011